Note 2 - Basis of Presentation and Summary of Significant Accounting Policies: Fair Value Measurements: Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Tables)	3 Months Ended
Mar. 31, 2015
Tables/Schedules
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
	As of March 31, 2015	As of December 31, 2014
Level 1	$1,676,181	$1,181,844
Level 2	$218,826	$9,168
Level 3	$nil	$nil